Financing Receivables and Allowance for Losses on Financing Receivables (Contractual Maturities) (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Loans receivable [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	$ 12,337
2017	1,302
2018	763
2019	1,481
2020	861
2021 and later	2,013
Net Rentals Receivable [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2016	911
2017	719
2018	671
2019	505
2020	349
2021 and later	1,294
Financing receivables, net of deferred income	4,449
GE Capital
Contractual Obligation, Fiscal Year Maturity [Abstract]
Financing receivables, net of deferred income	23,794	$ 25,084
GE Capital | Loans receivable [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
Financing receivables, net of deferred income	$ 18,757	$ 20,115